Related Party Transactions	12 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions

Note 10 – Related party transactions

Other payables – related party

The balances represent the salary payables to Weili He, the Company’s former Chief Financial Officer (“CFO”) who held less than 5% of the Company ordinary shares currently.

Other payables – related party consisted of the following:

	June 30, 2021	June 30, 2020
Weili He	$10,711	$10,711

Borrowings from related party

During the year ended June 30, 2020, Hou Sing, the Company’s shareholder, lent the Company $300,000 to pay for the Company’s certain operating expenses. In December 2019, the Company issued ordinary shares to Hou Sing to repay the debt the Company owes to him (See Note 14).